DEBT AND BORROWING ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Debt and Borrowing Arrangements Disclosure [Abstract]
Components of long-term debt
The Company's long-term debt consisted of the following (in millions except average rate data):

	December 31, 2018		December 31, 2017
	Amount	Average Rate [1]	Amount	Average Rate[1]
U.S. dollar notes due 2019–2093	$13,619	2.6%	$16,854	2.3%
U.S. dollar debentures due 2020–2098	1,390	5.2	1,559	5.5
U.S. dollar zero coupon notes due 2020[2]	163	8.4	158	8.4
Australian dollar notes due 2020–2024	723	2.2	760	2.1
Euro notes due 2019–2036	12,994	0.6	13,663	0.7
Swiss franc notes due 2022–2028	1,128	3.6	1,148	3.0
Other, due through 2098[3]	300	4.0	351	4.1
Fair value adjustments[4]	62	N/A	13	N/A
Total[5,6]	30,379	1.9%	34,506	1.8%
Less: Current portion	5,003		3,304
Long-term debt	$25,376		$31,202

[1]
These rates represent the weighted-average effective interest rate on the balances outstanding as of year end, as adjusted for the effects of interest rate swap agreements, cross-currency swap agreements and fair value adjustments, if applicable. Refer to Note 6 for a more detailed discussion on interest rate management.

[2]	Amount is shown net of unamortized discounts of $8 million and $13 million as of December 31, 2018 and 2017, respectively.

[3]	As of December 31, 2018, the amount shown includes $154 million of debt instruments that are due through 2031.

[4]	Amount represents changes in fair value due to changes in benchmark interest rates. Refer to Note 6 for additional information about our fair value hedging strategy.

[5]	As of December 31, 2018 and 2017, the fair value of our long-term debt, including the current portion, was $30,456 million and $35,195 million, respectively.
[6]
The above notes and debentures include various restrictions, none of which is presently significant to our Company.

Schedule of Maturities of Long-term Debt	Maturities of long-term debt for the five years succeeding December 31, 2018 are as follows (in millions):

Maturities of Long-Term Debt
2019	$5,003
2020	4,272
2021	2,934
2022	2,414
2023	4,099